Financial Instruments and Fair Value Measurements	12 Months Ended
Sep. 28, 2024
Financial Instruments and Fair Value Measurements [Abstract]
Financial Instruments and Fair Value Measurements

5.  Financial Instruments and Fair Value Measurements

In the normal course of business, the Company is exposed to certain risks arising from business operations and economic factors. The Company may use derivative financial instruments to help manage exposure to fluctuations in interest rates and foreign currencies. These financial instruments are not used for trading or other speculative purposes. For those derivative instruments that are designated and qualify as hedging instruments, the Company must designate the hedging instrument, based upon the exposure being hedged, as a fair value hedge, cash flow hedge, or a hedge of a net investment in a foreign operation.

To the extent hedging relationships are found to be effective, changes in the fair value of the derivatives are offset by changes in the fair value of the related hedged item and recorded to Accumulated other comprehensive loss. Changes in the fair value of a derivative not designated as a hedge, are recorded to the Consolidated Statements of Income.

Cross-Currency Swaps

The Company is party to certain cross-currency swaps to hedge a portion of our foreign currency risk. Both the euro (€1,625 million) and the pound sterling (£700 million) swap agreements mature in June 2026. In addition to cross-currency swaps, we hedge a portion of our foreign currency risk by designating foreign currency denominated long-term debt as net investment hedges of certain foreign operations. As of September 28, 2024, we had outstanding long-term debt of €379 million that was designated as a hedge of our net investment in certain euro-denominated foreign subsidiaries. When valuing cross-currency swaps the Company utilizes Level 2 inputs (substantially observable).

Interest Rate Swaps

The primary purpose of the Company’s interest rate swap activities is to manage interest expense fluctuations associated with our outstanding variable rate term loan debt. When valuing interest rate swaps the Company utilizes Level 2 inputs (substantially observable).

During fiscal 2024, the Company elected to cash settle existing interest rate swaps and received net proceeds of $26 million. The offset is included in Accumulated other comprehensive loss and is being amortized to Interest expense through the term of the original swaps. Following the settlement, the Company entered into interest rate swaps with matching notional amounts with expiration in June 2029.

As of September 28, 2024, the Company effectively had (i) a $450 million interest rate swap transaction that swaps a one-month variable SOFR contract for a fixed annual rate of 4.553%, (ii) a $400 million interest rate swap transaction that swaps a one-month variable SOFR contract for a fixed annual rate of 4.008%, (iii) a $500 million interest rate swap transaction that swaps a one-month variable SOFR contract for a fixed annual rate of 4.648%. The Company’s interest rate swap transactions all expire in June 2029.

Balances of our derivative instruments on a gross basis are as follows:

Derivative Instruments	Hedge Designation	Balance Sheet Location	2024	2023
Cross-currency swaps	Designated	Other current liabilities	—	66
Cross-currency swaps	Designated	Other long-term liabilities	271	19
Interest rate swaps	Designated	Other assets	—	36
Interest rate swaps	Not designated	Other assets	—	8
Interest rate swaps	Designated	Other long-term liabilities	75	—
Interest rate swaps	Not designated	Other long-term liabilities	62	104

The effect of the Company’s derivative instruments on the Consolidated Statements of Income is as follows:

Derivative instruments	Statements of Income Location	2024	2023
Cross-currency swaps	Interest expense	$(32)	$(41)
Interest rate swaps	Interest expense	(77)	(59)

The amortization related to unrealized losses in Accumulated other comprehensive loss is expected to be $19 million in the next 12 months. The Company’s financial instruments consist primarily of cash and cash equivalents, long-term debt, interest rate swap agreements, cross-currency swap agreements and capital lease obligations. The book value of our long-term indebtedness exceeded fair value by $35 million as of fiscal 2024 and by $381 million as of fiscal 2023. The Company’s long-term debt fair values were determined using Level 2 inputs as other significant observable inputs were not available.

Non-recurring Fair Value Measurements

The Company has certain assets that are measured at fair value on a non-recurring basis when impairment indicators are present or when the Company completes an acquisition. The Company adjusts certain long-lived assets to fair value only when the carrying values exceed the fair values. The categorization of the framework used to value the assets is considered Level 3, due to the subjective nature of the unobservable inputs used to determine the fair value.

Included in the following tables are the major categories of assets and their current carrying values, along with the impairment loss recognized on the fair value measurement for the fiscal years then ended:

	2024
	Level 1	Level 2	Level 3	Total	Impairment
Indefinite lived trademarks	$—	$—	$207	$207	$—
Goodwill	—	—	4,295	4,295	—
Definite lived intangible assets	—	—	1,086	1,086	—
Property, plant and equipment	—	—	3,627	3,627	15
Total	$—	$—	$9,215	$9,215	$15

	2023
	Level 1	Level 2	Level 3	Total	Impairment
Indefinite lived trademarks	$—	$—	$207	$207	$—
Goodwill	—	—	4,187	4,187	—
Definite lived intangible assets	—	—	1,206	1,206	—
Property, plant and equipment	—	—	3,577	3,577	5
Total	$—	$—	$9,177	$9,177	$5